Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of changes in accounting estimates [line items]
Provisions	€ 95,772		€ 99,149
Revenue	€ 100,954	€ 95,894